Balance Sheet Components - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Balance Sheet Related Disclosures [Abstract]
Cash	$ 1,293	$ 869		$ 1,361
Cash equivalents:
Money market funds	238,855	10,493		15,411
Deposits		0		76
Total cash and cash equivalents	$ 240,148	$ 11,362	$ 11,438	$ 16,848